Contingent Liabilities (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Disclosure of contingent liabilities [line items]
Provision	₪ 125	₪ 112	₪ 138
Government of Israel (to guarantee performance of the Cellular License) [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	80
Government of Israel (to guarantee performance of the Licenses of the Group) [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	18
Suppliers, government institutions and others [Member]
Disclosure of contingent liabilities [line items]
Bank guarantees	157
Three purported class actions by plaintiff [Member]
Disclosure of contingent liabilities [line items]
Claim amount	15,034
Three purported class actions the group by plaintiff [Member]
Disclosure of contingent liabilities [line items]
Claim amount	186
Purported class action [Member]
Disclosure of contingent liabilities [line items]
Claim amount	15
Against the Group and other defendants together [Member]
Disclosure of contingent liabilities [line items]
Claim amount	3
NIS 1 billion or more claim by plaintiffs [Member]
Disclosure of contingent liabilities [line items]
Claim amount				₪ 15,000
Said claims [Member]
Disclosure of contingent liabilities [line items]
Claim amount	78
Litigations [Member]
Disclosure of contingent liabilities [line items]
Provision	63	₪ 49	₪ 60
Claim amount	₪ 16,238